Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of geographical areas [line items]
Net interest income	$ 18,115	$ 16,961
Non-interest income	13,301	14,291
Total revenues	31,416	31,252
Provision for credit losses	1,382	1,808
Non-interest expenses	17,102	16,618
Income tax expense	2,758	2,871
Net income	10,174	9,955
Net income attributable to non-controlling interests in subsidiaries	258	331
Net income attributable to equity holders of the Bank	9,916	9,624
Total average assets	1,282,000	1,157,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	18,115	16,961
Non-interest income	13,301	14,291
Total revenues	31,416	31,252
Provision for credit losses	1,382	1,808
Non-interest expenses	17,102	16,618
Income tax expense	2,758	2,871
Net income	10,174	9,955
Net income attributable to non-controlling interests in subsidiaries	258	331
Net income attributable to equity holders of the Bank	9,916	9,624
Total average assets	1,282,000	1,157,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	9,827	9,182
Non-interest income	8,149	9,190
Total revenues	17,976	18,372
Provision for credit losses	180	255
Non-interest expenses	9,928	9,627
Income tax expense	1,697	1,909
Net income	6,171	6,581
Net income attributable to non-controlling interests in subsidiaries	1	(10)
Net income attributable to equity holders of the Bank	6,170	6,591
Total average assets	765,000	695,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	945	742
Non-interest income	1,103	953
Total revenues	2,048	1,695
Provision for credit losses	(13)	(33)
Non-interest expenses	1,040	915
Income tax expense	260	120
Net income	761	693
Net income attributable to equity holders of the Bank	761	693
Total average assets	207,000	167,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,736	1,668
Non-interest income	748	714
Total revenues	2,484	2,382
Provision for credit losses	232	334
Non-interest expenses	1,223	1,202
Income tax expense	196	184
Net income	833	662
Net income attributable to non-controlling interests in subsidiaries	19	14
Net income attributable to equity holders of the Bank	814	648
Total average assets	46,000	41,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,171	1,186
Non-interest income	422	531
Total revenues	1,593	1,717
Provision for credit losses	342	586
Non-interest expenses	628	662
Income tax expense	173	104
Net income	450	365
Net income attributable to non-controlling interests in subsidiaries	6	2
Net income attributable to equity holders of the Bank	444	363
Total average assets	27,000	27,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,604	1,507
Non-interest income	538	666
Total revenues	2,142	2,173
Provision for credit losses	221	205
Non-interest expenses	870	943
Income tax expense	95	204
Net income	956	821
Net income attributable to non-controlling interests in subsidiaries	104	200
Net income attributable to equity holders of the Bank	852	621
Total average assets	53,000	53,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	631	692
Non-interest income	388	383
Total revenues	1,019	1,075
Provision for credit losses	216	195
Non-interest expenses	682	682
Income tax expense	39	80
Net income	82	118
Net income attributable to non-controlling interests in subsidiaries	35	48
Net income attributable to equity holders of the Bank	47	70
Total average assets	14,000	13,000
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,436	1,345
Non-interest income	719	664
Total revenues	2,155	2,009
Provision for credit losses	175	221
Non-interest expenses	1,335	1,343
Income tax expense	150	103
Net income	495	342
Net income attributable to non-controlling interests in subsidiaries	93	77
Net income attributable to equity holders of the Bank	402	265
Total average assets	32,000	30,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	765	639
Non-interest income	1,234	1,190
Total revenues	1,999	1,829
Provision for credit losses	29	45
Non-interest expenses	1,396	1,244
Income tax expense	148	167
Net income	426	373
Net income attributable to equity holders of the Bank	426	373
Total average assets	$ 138,000	$ 131,000